UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

	3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada	89169-0925
	(Address of principal executive offices)	(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Thirty-Eight Hundred Fund, LLC

Semi-Annual Report

May 31, 2008

(unaudited)

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

May 31, 2008 (unaudited)

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 47.5%
Federal National Mortgage Association
Pool # 745343, 5.50%, 3/01/36	$113,679,463	$113,086,198
Pool # 889089, 5.50%, 8/01/36	18,761,377	18,663,466
Pool # 870842, 5.50%, 10/01/36	34,660,870	34,458,321
Pool # 903233, 5.50%, 10/01/36	42,123,996	41,877,834
Pool # 898832, 5.50%, 11/01/36	27,816,650	27,654,096
Pool # 256513, 5.50%, 12/01/36	30,890,784	30,710,266
Pool # 916976, 5.50%, 4/01/37	28,434,702	28,262,494
Pool # 911422, 5.50%, 5/01/37	16,960,873	16,858,154
Pool # 939519, 5.50%, 6/01/37	5,831,721	5,796,403
Pool # 940747, 5.50%, 6/01/37	25,622,054	25,466,881
Pool # 940764, 5.50%, 6/01/37	24,403,392	24,255,599
Pool # 256799, 5.50%, 7/01/37	122,334,045	121,593,159
Pool # 936523, 5.50%, 7/01/37	28,534,707	28,361,894
Pool # 940524, 5.50%, 7/01/37	46,121,243	45,841,921
Pool # 256843, 5.50%, 8/01/37	46,588,635	46,306,482
Pool # 256895, 5.50%, 9/01/37	46,486,496	46,204,962
Pool # 888638, 5.50%, 9/01/37	15,629,752	15,535,094
Pool # 966544, 5.50%, 10/01/37	8,502,771	8,451,276
Pool # 933180, 5.50%, 11/01/37	24,373,433	24,225,821
Pool # 941185, 5.50%, 11/01/37	18,741,548	18,628,044
Pool # 947985, 5.50%, 11/01/37	51,168,677	50,858,787
Pool # 953397, 5.50%, 11/01/37	30,857,890	30,671,007
Pool # 953561, 5.50%, 11/01/37	16,381,021	16,281,813
Pool # 953563, 5.50%, 11/01/37	22,977,569	22,838,411
Pool # 953733, 5.50%, 11/01/37	46,440,022	46,158,769
Pool # 953751, 5.50%, 11/01/37	14,953,866	14,863,302
Pool # 955170, 5.50%, 11/01/37	18,318,788	18,207,845
Pool # 956010, 5.50%, 11/01/37	16,696,299	16,595,182
Pool # 956013, 5.50%, 11/01/37	19,325,877	19,208,834
Pool # 956802, 5.50%, 11/01/37	21,971,944	21,838,877
Pool # 956905, 5.50%, 11/01/37	23,054,976	22,915,349
Pool # 966312, 5.50%, 11/01/37	727,936	723,528
Pool # 967264, 5.50%, 11/01/37	17,910,045	17,801,577
Pool # 953926, 5.50%, 12/01/37	23,326,597	23,185,325
Pool # 954918, 5.50%, 12/01/37	12,413,323	12,338,145
Pool # 956840, 5.50%, 12/01/37	3,500,719	3,479,517
Pool # 956968, 5.50%, 12/01/37	15,521,620	15,427,617
Pool # 959005, 5.50%, 12/01/37	9,200,205	9,144,486
Pool # 960376, 5.50%, 12/01/37	54,444,418	54,114,689
Pool # 960392, 5.50%, 12/01/37	25,013,856	24,862,366
Pool # 965506, 5.50%, 12/01/37	16,657,745	16,556,862
Pool # 966316, 5.50%, 12/01/37	31,115,528	30,927,084
Pool # 966321, 5.50%, 12/01/37	18,324,267	18,213,290
Pool # 966418, 5.50%, 12/01/37	21,448,639	21,318,741
Pool # 966422, 5.50%, 12/01/37	8,029,553	7,980,924
Pool # 966647, 5.50%, 12/01/37	17,570,314	17,463,903
Pool # 966830, 5.50%, 12/01/37	22,668,715	22,531,428
Pool # 966847, 5.50%, 12/01/37	19,824,749	19,704,685
Pool # 967199, 5.50%, 12/01/37	26,434,388	26,274,295
Pool # 967277, 5.50%, 12/01/37	14,512,546	14,424,655
Pool # 920605, 5.50%, 1/01/38	26,817,904	26,655,488
Pool # 933343, 5.50%, 1/01/38	6,350,939	6,311,841
Pool # 953590, 5.50%, 1/01/38	30,924,519	30,737,232
Pool # 954243, 5.50%, 1/01/38	8,692,170	8,639,528
Pool # 955296, 5.50%, 1/01/38	52,344,496	52,027,485
Pool # 956507, 5.50%, 1/01/38	7,911,827	7,863,120
Pool # 956844, 5.50%, 1/01/38	7,501,756	7,455,574
Pool # 956846, 5.50%, 1/01/38	33,459,374	33,253,390
Pool # 956847, 5.50%, 1/01/38	36,954,398	36,726,898

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 960427, 5.50%, 1/01/38	$77,562,184	$77,092,448
Pool # 960482, 5.50%, 1/01/38	52,735,697	52,416,316
Pool # 960511, 5.50%, 1/01/38	60,953,627	60,584,476
Pool # 960550, 5.50%, 1/01/38	27,402,397	27,236,441
Pool # 960569, 5.50%, 1/01/38	21,110,915	20,983,061
Pool # 960669, 5.50%, 1/01/38	24,992,110	24,840,751
Pool # 960718, 5.50%, 1/01/38	38,916,380	38,680,692
Pool # 960757, 5.50%, 1/01/38	6,155,304	6,118,026
Pool # 961311, 5.50%, 1/01/38	25,879,333	25,720,014
Pool # 961347, 5.50%, 1/01/38	53,697,828	53,367,250
Pool # 965620, 5.50%, 1/01/38	6,912,525	6,870,661
Pool # 966745, 5.50%, 1/01/38	6,689,711	6,648,527
Pool # 966758, 5.50%, 1/01/38	9,957,747	9,896,445
Pool # 966764, 5.50%, 1/01/38	6,585,054	6,544,515
Pool # 967040, 5.50%, 1/01/38	15,967,980	15,869,677
Pool # 967985, 5.50%, 1/01/38	6,773,554	6,731,854
Pool # 968025, 5.50%, 1/01/38	25,922,409	25,762,824
Pool # 968431, 5.50%, 1/01/38	4,882,603	4,852,545
Pool # 257072, 5.50%, 2/01/38	47,356,208	47,069,407
Pool # 954837, 5.50%, 2/01/38	16,684,864	16,583,817
Pool # 961426, 5.50%, 2/01/38	39,424,902	39,186,135
Pool # 961456, 5.50%, 2/01/38	18,248,842	18,136,498
Pool # 961491, 5.50%, 2/01/38	36,671,036	36,445,280
Pool # 961529, 5.50%, 2/01/38	30,796,970	30,607,376
Pool # 961632, 5.50%, 2/01/38	7,806,181	7,758,125
Pool # 961691, 5.50%, 2/01/38	8,856,810	8,802,285
Pool # 966776, 5.50%, 2/01/38	4,888,556	4,858,460
Pool # 966779, 5.50%, 2/01/38	3,772,555	3,749,330
Pool # 966792, 5.50%, 2/01/38	4,723,837	4,694,756
Pool # 968302, 5.50%, 2/01/38	45,887,384	45,604,890
Pool # 968328, 5.50%, 2/01/38	15,965,128	15,868,439
Pool # 969008, 5.50%, 2/01/38	107,460,850	106,799,294
Pool # 969397, 5.50%, 2/01/38	269,714	268,053
Pool # 969700, 5.50%, 2/01/38	16,940,570	16,837,974
Pool # 972203, 5.50%, 2/01/38	4,983,617	4,952,937
Pool # 972540, 5.50%, 2/01/38	296,221,612	294,397,998
Pool # 257123, 5.50%, 3/01/38	7,816,848	7,768,725
Pool # 933428, 5.50%, 3/01/38	27,068,012	26,901,375
Pool # 933552, 5.50%, 3/01/38	132,258,843	131,444,624
Pool # 933716, 5.50%, 3/01/38	69,106,731	68,688,204
Pool # 933721, 5.50%, 3/01/38	68,325,472	67,904,843
Pool # 953613, 5.50%, 3/01/38	12,616,996	12,539,323
Pool # 956868, 5.50%, 3/01/38	4,989,566	4,958,849
Pool # 960978, 5.50%, 3/01/38	4,904,928	4,874,732
Pool # 961799, 5.50%, 3/01/38	75,966,349	75,498,682
Pool # 962129, 5.50%, 3/01/38	49,819,777	49,513,074
Pool # 962281, 5.50%, 3/01/38	148,358,719	147,445,386
Pool # 962304, 5.50%, 3/01/38	204,598,481	203,338,922
Pool # 962344, 5.50%, 3/01/38	85,574,716	85,047,897
Pool # 965756, 5.50%, 3/01/38	14,891,744	14,800,067
Pool # 972385, 5.50%, 3/01/38	19,668,285	19,547,202
Pool # 972845, 5.50%, 3/01/38	997,984	991,840
Pool # 973028, 5.50%, 3/01/38	10,768,009	10,701,719
Pool # 973081, 5.50%, 3/01/38	997,772	991,629
Pool # 973087, 5.50%, 3/01/38	7,980,618	7,931,488
Pool # 974433, 5.50%, 3/01/38	988,030	981,948
Pool # 975198, 5.50%, 3/01/38	23,941,736	23,794,344
Pool # 975202, 5.50%, 3/01/38	5,985,898	5,949,047
Pool # 257161, 5.50%, 4/01/38	83,730,056	83,214,593
Pool # 962441, 5.50%, 4/01/38	59,868,917	59,500,349

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 973681, 5.50%, 4/01/38	$9,851,985	$9,791,333
Pool # 976379, 5.50%, 4/01/38	23,949,626	23,802,186
TBA, 5.50%, 6/15/38 (a)	500,000,000	496,406,000
Total Residential Mortgage-Backed Securities—Agency (Cost $4,334,208,322)		4,385,986,172

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 7.2%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.33%, 4/25/35	21,337,585	20,309,002
Banc of America Funding Corp.
Series 2006-D, Class 5A1
5.84%, 5/20/36	32,406,033	29,843,315
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A
5.97%, 3/25/37	196,395,397	182,278,673
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-1, Class A2
6.00%, 3/25/37	28,191,029	26,192,285
First Horizon Asset Securities, Inc.
Series 2006-4, Class 1A15
6.00%, 2/25/37	19,251,222	18,841,321
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.25%, 11/25/35	38,812,258	36,779,318
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.86%, 3/25/37	46,453,403	44,201,964
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	145,017,800	138,446,681
Sequoia Mortgage Trust
Series 2007-1, Class 5A1
6.03%, 10/20/46	57,941,494	54,605,020
Thornburg Mortgage Securities Trust
Series 2003-3, Class A4
5.10%, 6/25/43	33,560,490	33,083,109
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-6, Class A6
6.00%, 5/25/37	93,777,849	80,052,729
Total Residential Mortgage-Backed Securities (Cost $664,976,760)		664,633,417

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.74%, 5/10/45	13,500,000	13,574,228
Series 2006-2, Class AM
5.77%, 5/10/45	2,710,000	2,581,977
Series 2006-3, Class A4
5.89%, 7/10/44	19,675,000	19,866,666
Series 2006-3, Class AM
5.81%, 7/10/44	2,495,000	2,387,605
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class AJ
5.76%, 9/11/38	2,600,000	2,356,934
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	4,316,790
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	11,229,228

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. (continued)
Series 2007-PW17, Class A4
5.69%, 6/11/50	$20,000,000	$19,472,600
Series 2007-PW18, Class A4
5.70%, 10/11/17	7,500,000	7,298,107
Series 2007-T26, Class A4
5.47%, 1/12/45	14,350,000	13,815,287
Citigroup Commercial Mortgage Securities, Inc.
Series 2007-CD4, Class A4
5.32%, 12/11/49	14,668,000	13,988,565
Series 2007-CD4, Class AMFX
5.37%, 12/11/49	6,770,500	6,090,129
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
5.82%, 12/10/49	20,555,000	20,315,392
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.83%, 6/15/38	12,500,000	12,627,790
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	11,964,078
Series 2007-C5, Class A4
5.70%, 9/15/40	12,782,500	12,443,949
CW Capital Cobalt Ltd.
Series 2007-C2, Class A3
5.48%, 4/15/47	15,637,500	15,016,399
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.91%, 7/10/38	11,500,000	11,684,095
Series 2007-GG9, Class A4
5.44%, 3/10/39	29,557,500	28,420,189
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44	12,500,000	12,328,579
Series 2006-CB14, Class AJ
5.49%, 12/12/44	10,000,000	8,953,204
Series 2006-CB17, Class A4
5.43%, 12/12/43	31,177,500	30,465,334
Series 2006-CB17, Class AJ
5.49%, 12/12/43	10,000,000	8,777,421
Series 2006-LDP9, Class A3
5.34%, 5/15/47	12,000,000	11,616,572
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	48,486,300
Series 2007-CB18, Class A4
5.44%, 6/12/47	15,000,000	14,396,220
Series 2007-LDPX, Class AM
5.46%, 1/15/49	16,582,500	14,976,070
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	35,998,099
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	10,498,259
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	17,365,495
Merrill Lynch/Countrywide Commercial Mortgage
Series 2006-3, Class A4
5.41%, 7/12/46	7,450,000	7,285,134
Series 2006-3, Class AM
5.46%, 7/12/46	10,000,000	9,210,515
Series 2006-4, Class A3
5.17%, 12/12/49	51,059,500	49,019,663

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage (continued)
Series 2007-6, Class A4
5.49%, 3/12/51	$48,160,000	$46,297,682
Series 2007-8, Class A3
5.96%, 8/12/49	15,000,000	14,962,857
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, 11/12/41	15,000,000	14,579,282
Series 2006-T21, Class AJ
5.27%, 10/12/52	4,975,000	4,378,235
Series 2007-HQ11, Class A4
5.45%, 2/12/44	10,000,000	9,583,149
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	22,493,513
Series 2007-IQ14, Class A4
5.69%, 4/15/49	44,375,000	43,193,511
Series 2007-IQ16, Class AM
6.11%, 12/12/49	12,750,000	11,628,184
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46	20,000,000	18,369,260
Total Commercial Mortgage-Backed Securities (Cost $656,433,320)		694,312,546

ASSET-BACKED SECURITY— 18.0%
FORD AUTO LEASES— 18.0%
Ford Credit Auto Lease Trust
5.75%, 9/15/12 (b)
(Cost $1,649,451,731)	1,649,451,731	1,662,037,048

CORPORATE BONDS— 0.6%
COMMERCIAL BANKS— 0.0%
Keycorp.
6.50%, 5/14/13	5,000,000	4,907,375

HOTELS, RESTAURANTS & LEISURE— 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	9,617,280

HOUSEHOLD DURABLES— 0.0%
Centex Corp.
7.88%, 2/01/11	3,000,000	2,958,750
Lennar Corp.
7.63%, 3/01/09	1,900,000	1,871,500
		4,830,250
METALS & MINING— 0.3%
Freeport-McMoRan Copper & Gold, Inc.
5.88%, 4/01/15	25,000,000	24,997,500

OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	6,910,043

OIL, GAS & CONSUMABLE FUELS— 0.1%
Plains All American Pipeline LP
6.50%, 5/01/18 (b)	5,000,000	4,981,410

Total Corporate Bonds (Cost $55,729,629)		56,243,858

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUST— 0.1%
Duke Realty LP
6.25%, 5/15/13
(Cost $9,993,474)	$10,000,000	$9,885,700

TERM LOANS — 1.1%
AUTOMOBILES— 0.1%
Oshkosh Truck Corp., Term Loan B, 4.76%, 12/6/13 (c)	6,500,000	6,204,790

CHEMICALS— 0.2%
ISP Chemco, Inc., New Term Loan, 4.12% - 4.31%, 6/04/14 (c)	1,994,975	1,893,979
ISP Chemco, Inc., Term Loan, 6/04/14 (d)	2,500,000	2,373,438
Rockwood Specialties Group, Inc., Term E, 4.40% - 4.74%, 7/30/12 (c)	15,000,000	14,329,695
		18,597,112
COMMERCIAL SERVICES & SUPPLIES— 0.3%
Allied Waste North America, Inc., Term Loan A Credit-Linked Deposit, 1.50%, 3/28/14 (c)	1,877,405	1,810,757
Allied Waste North America, Inc., Term Loan B, 3.93% - 4.57%, 3/28/14 (c)	3,122,595	3,011,743
Aramark Corp., Letters of Credit, 2.03%, 1/26/14 (c)	119,470	112,092
Aramark Corp., US Term Loan, 4.57%, 1/26/14 (c)	1,880,530	1,764,408
Cenveo Corp., Delayed Draw Term Loan Facility, 4.35%, 6/21/13 (c)	138,442	130,655
Cenveo Corp., Term Loan C, 4.35%, 6/21/13 (c)	4,848,972	4,576,217
Hertz Corp., Letters of Credit, 2.60%, 12/21/12 (c)	916,841	873,406
Hertz Corp., Term Loan B, 4.00% - 4.23%, 12/21/12 (c)	5,070,451	4,830,238
Hertz Corp., Term Loan , 12/21/12 (d)	3,000,000	2,857,875
United Rentals, Inc., Term Loan, 2/14/11 (d)	2,000,000	1,982,500
Waste Services, Inc., Tranche E Term Loan, 5.15%, 3/31/11 (c)	1,689,679	1,668,558
		23,618,449
DIVERSIFIED FINANCIAL SERVICES— 0.0%
Tean Finance LLC, Term Loan, 4.60%, 11/23/12 (c)	4,987,245	4,550,861

HEALTH CARE EQUIPMENT & SUPPLIES— 0.0%
Bausch & Lomb Inc., Delayed Draw Term Loan, 5.95%, 4/26/15 (c)	400,000	391,833
Bausch & Lomb Inc., Parent Term Loan, 5.95%, 4/26/15 (c)	3,192,000	3,126,829
Bausch & Lomb Inc., Delayed Draw Term Loan, 10/26/15 (d)	400,000	391,833
		3,910,495
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.0%
NRG Energy, Inc., Credit-Linked Deposit, 4.10%, 2/1/13 (c)	1,579,316	1,515,354
NRG Energy, Inc., Term Loan, 4.20%, 2/1/13 (c)	3,233,684	3,102,720
		4,618,074
MEDIA— 0.0%
National CineMedia , Inc., Term Loan, 4.62%, 2/13/15 (c)	2,000,000	1,838,438

MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan E, 4.76%, 4/6/13 (c)	18,000,000	17,199,000
Neiman-Marcus Group, Inc., Term Loan B, 4/6/13 (d)	3,000,000	2,866,500
		20,065,500

PAPER & FOREST PRODUCTS— 0.3%
Georgia-Pacific Corp., Additional Term Loan B, 4.45% - 4.74%, 12/20/12 (c)	4,987,374	4,715,148
Georgia-Pacific Corp., Term Loan B, 4.45% - 4.84%, 12/20/12 (c)	22,941,326	21,689,120
		26,404,268
Total Term Loans (Cost $106,578,695)		109,807,987

SHORT-TERM INVESTMENTS—23.1%
COMMERCIAL PAPER—10.8%
Alpine Securitization Corp.
2.49%, 6/12/2008	250,000,000	249,757,500
Clipper Receivables Corp.
2.63%, 6/12/2008	100,000,000	99,903,000
Galleon Capital Corp.
2.65%, 6/12/2008	49,000,000	48,952,470

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
COMMERCIAL PAPER (continued)
Jupiter Securities Corp. LLC
2.48%, 6/12/2008	$175,369,000	$175,197,138
Palisades Co.
2.81%, 6/12/2008	8,800,000	8,791,376
Park Avenue Receivables Corp.
2.47%, 6/10/2008	35,374,000	35,344,640
Ranger Funding Co., LLC
2.47%, 6/12/2008	80,750,000	80,671,673
Thames Asset Global Securitization, Inc.
2.54%, 6/12/2008	212,927,000	212,718,332
2.56%, 6/12/2008	36,128,000	36,092,595
Windmill Funding Corp.
2.51%, 6/12/2008	50,000,000	49,951,500
Total Commercial Paper (Cost $997,585,600)		997,380,224

MONEY MARKET FUND— 0.4%
Dreyfus Cash Management Fund- 2.79% (e) (Cost $32,623,292)	32,623,292	32,623,292

REPURCHASE AGREEMENTS— 11.9%
Repurchase Agreement with Credit Suisse First Boston— 6.5%
2.48%, dated 5/30/08, due 6/02/08, repurchase price $600,124,000 (Collateralized by various FNMAs, 4.50%-6.00%, 12/01/17-6/01/38, aggregate market value plus accrued interest $618,001,646)	600,000,000	600,000,000
Repurchase Agreement with Greenwich Capital Markets— 5.4%
2.33%, dated 5/30/08 due 6/02/08, repurchase price $500,097,083 (Collateralized by FNMA, 5.00%, 5/01/28-4/01/38, aggregate market value plus accrued interest $510,001,694)	500,000,000	500,000,000
Total Repurchase Agreements (Cost $1,100,000,000)		1,100,000,000

Total Short-Term Investments (Cost $2,130,208,892)		2,130,003,516

Total Investments—105.1% (Cost $9,607,580,823) (f)		9,712,910,244
Liabilities in excess of other assets— (5.1%)		(474,462,697)
Total Net Assets—100.0%		$9,238,447,547

(a)	Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity amount date will be determined upon settlement.

(b)	Security is issued under Rule 144A and may be subject to certain restrictions as to resale.

(c)	Floating rate security. Rate disclosed is that which was in effect at May 31, 2008.

(d)

Unfunded loan commitment. The Fund is obligated to fund these commitments at the borrower’s discretion. At May 31, 2008 the total principal amount and market value of unfunded commitments totaled $10,900,000 and $10,472,146, respectively.

(e)	Represents annualized 7-day yield shown at May 31, 2008.

(f)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At May 31, 2008, net unrealized appreciation was $105,329,421, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $117,951,005 and aggregate gross unrealized depreciation of $12,621,584.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments Summary Table

At May 31, 2008, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Residential Mortgage-Backed Securities—Agency	47.5%
Cash Equivalents(1)	23.1%
Asset-Backed Security	18.0%
Commercial Mortgage-Backed Securities	7.5%
Residential Mortgage-Backed Securities	7.2%
Term Loans	1.1%
Corporate Bonds	0.6%
Real Estate Investment Trust	0.1%
Liabilities in excess of other assets	(5.1)%
Total	100.0%

(1)	Cash Equivalents include investments in commercial paper, repurchase agreements and money market fund.

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Investments in securities at value (cost $8,507,580,823)	$8,612,910,244
Repurchase agreements (cost $1,100,000,000)	1,100,000,000
Cash	59,580
Interest receivable	30,982,896
Other assets	56,580
Total Assets	9,744,009,300

Liabilities:
Payable for investment securities purchased	505,040,528
Management fees payable	171,614
Accrued expenses	349,611
Total Liabilities	505,561,753
Net Assets	$9,238,447,547

Net Assets Represents:
Common shares ($1,000,000 par value per share)	$5,000,000
Paid-in capital	8,986,993,201
Undistributed net investment income	113,086,199
Net realized gain on investments	28,038,726
Net unrealized appreciation on investments and unfunded commitments	105,329,421
Net Assets	$9,238,447,547

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Assets Value Per Share	$1,847,689,509.40

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Period January 1, 2008* through May 31, 2008 (unaudited)

Investment Income:
Interest	$114,415,257

Expenses:
Management fees	522,770
Professional fees	358,885
Administration, accounting, transfer agent and custody fees	281,625
Compliance fees	45,276
Directors’ fees	22,138
Distribution fees	16,978
Miscellaneous	45,212
Total Expenses	1,292,884
Net Investment Income	113,122,373

Realized and Unrealized Gain:
Net realized gain on investments	28,038,726
Net unrealized appreciation on investments	104,995,025
Net unrealized appreciation on unfunded commitments	334,396
Net Realized and Unrealized Gain	133,368,147

Net Increase in Net Assets Resulting from Operations	$246,490,520

* Inception date.

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Changes in Net Assets

For the Period January 1, 2008* through May 31, 2008 (unaudited)

Operations:
Net investment income	$113,122,373
Net realized gain on investments	28,038,726
Unrealized appreciation on investments and unfunded commitments	105,329,421
Net increase in net assets resulting from operations	246,490,520

Capital Share Transactions:
Contributed capital	8,800,000,000
Net increase in net assets resulting from capital share transactions	8,800,000,000
Net increase in net assets	9,046,490,520

Net Assets:
Beginning of Period	191,957,027

End of Period	$9,238,447,547
(Including undistributed net investment income of $113,086,199)

Changes in Common Shares Outstanding:
Common shares outstanding, beginning of period	5
Common shares sold	—
Common shares outstanding, end of period	5

* Inception date.

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements

May 31, 2008 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the ‘‘Fund’’), (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003.  On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund has issued 5 common shares at a par value of $1,000,000 and commenced operations on February 14, 2008.  The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares.  In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”).  The Feeder Fund may from time to time make additional capital contributions to the Fund without receiving additional common shares.  These additional capital contributions are reflected on the Statement of Changes in Net Assets as contributed capital.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal reporting period.  Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments – Security prices are generally provided by an outside pricing service approved by the Fund’s Directors. When market quotations are not readily available including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Loans are valued at the average of bid quotations obtained from a pricing service.  The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of May 31, 2008, 100% of total investments in loans were valued based on prices from such services.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative framework for the measurement of fair value and enhances disclosures about fair value measurements. The Statement is effective for fair value measures already required or permitted by other standards for fiscal years beginning after November 15, 2007. There was no impact on the financial statements or the manner for which fair valued is determined as a result of the adoption of FAS 157. The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is summary of the inputs used as of May 31, 2008 in valuing the portfolio’s assets carried at fair value:

Investments
Valuation Inputs	in Securities
Level 1 - Quoted Prices in Assets:	$32,623,292
Level 2 - Other Significant Observable Inputs:	8,018,249,904
Level 3 - Significant Unobservable Inputs:	1,662,037,048
Total	$9,712,910,244

Balance as of 1/1/08	$—
Net purchases (sales)	1,649,451,731
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	12,585,317
Transfer in and/or out of Level 3	—
Balance as of 5/31/08	$1,662,037,048

Accounting for Investments and Investment Income - Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities, except for short-term securities, and are included in interest income. Interest income is accrued daily.

Loan Assignments, Participations and Commitments - The Fund invests in loan assignments and loan participations.  Loan assignments and participations are agreements to make money available (a “commitment”) to a borrower in a specified amount, at a specified rate and within a specified time.  Such loan assignments and participations are typically senior, secured and collateralized in nature.  The Fund records an investment when the borrower withdraws money and records interest as earned.  These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.  For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”).  In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the borrower.  At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. (See Portfolio of Investments.)

Repurchase Agreements - The Fund may invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.  In the event of the seller’s default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Tax Policy - It is the Fund’s policy to distribute all its earnings available for distribution to the common shareholders so as not to be subject to U.S. Federal income tax.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.  The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.  Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Commencing with the Fund’s initial distribution, the Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Board of Directors.  The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Investment Adviser, subject to the oversight of the Fund’s Board of Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay an annual management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below.

The annual fund-level fee, payable monthly, shall be applied to the following schedule:

Average Daily Value of Assets Under Management	Fee Rate

Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

4. Other Service Providers

The Bank of New York (“BNY”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund.  The Fund pays BNY a bundled fee payable monthly in arrears at the annual rate equal to 0.0125% of the Fund’s net assets.

Foreside Fund Services, LLC (the “Distributor”) provides distribution services to the Fund.  The Distributor is not affiliated with the Investment Adviser or BNY, or its affiliated companies.

Foreside Compliance Services, LLC (‘‘FCS’’) and Foreside Management Services (“FMS”), both affiliates of the Distributor, provide the Fund with a Chief Compliance Officer and a Principal Financial Officer/Treasurer, respectively.  Neither FCS nor FMS have a role in determining the investment policies or which securities are to be purchased or sold by the Fund.  The Principal Financial Officer is an affiliate of the Distributor due to his ownership in the Distributor.

5. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of securities for the period ended May 31, 2008, excluding U.S. Government and short-term investments, were $3,249,747,607 and $108,091,160, respectively. Purchases and sales of U.S. Government securities during this period aggregated $6,409,210,870 and $2,102,332,489, respectively.

6. Capital Stock

Capital share transactions for the period ended May 31, 2008 were as follows:

	Par Value	Capital Paid in
Shares	of Shares	Excess of Par Value

0	$0	$8,800,000,000

7. Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

8. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout the period.

For the Period
January 1, 2008*
through
May 31, 2008
(unaudited)

Net Asset Value, beginning of period	$38,391,405.40

Income form Investment Operations
Net investment income**	22,624,474.60
Net realized and unrealized gain on investments	26,673,629.40
Total from investment operations	49,298,104.00

Effect of contributed capital	1,760,000,000.00

Net Asset Value, end of period	$1,847,689,509.40

Net assets, end of period (000’s omitted)	$9,238,448

Ratio of net investment income to average net assets+	5.02%

Ratio of expenses to average net assets+	0.06%

Total Return++	4711.85%

Portfolio Turnover Rate+++	33%

*	Inception date.
**	Calculated based on average shares outstanding during the period.
+	Annualized from February 14, 2008 to May 31, 2008.
++

Total Return is not annualized and is calculated for the period February 14, 2008 (commencement of operations) through May 31, 2008. The Fund’s total return calculation includes contributed capital. Excluding the effect of the contributed capital from the Fund’s ending net asset value per share, total return for the period ended May 31, 2008 would have been 128.37%.

+++	Not annualized (calculated from February 14, 2008 to May 31, 2008).

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Additional Information

May 31, 2008 (unaudited)

Investment Advisory Agreement

The Investment Advisor, located at 525 Market Street, 10th Floor, San Francisco, CA 94105, serves as the investment adviser to The Thirty-Eight Hundred Fund, LLC pursuant to an investment advisory agreement. The Investment Adviser is subject to the oversight of the Fund and the Fund’s board of directors (the “Board of Directors”).  The Investment Adviser is registered under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of Wells Fargo Bank, N.A, which in turn is a wholly owned subsidiary of Wells Fargo & Company, a diversified financial services company.  The Investment Adviser was created in 1996 from existing institutional businesses whose investment management teams have been in place since 1987, and manages assets for institutional investors such as corporations, mutual funds, pension plans, endowments, public agencies, educational organizations, insurers, and health care companies.  The Investment Adviser employs a range of investment strategies to manage equity, fixed income, balanced, quantitative, short-duration and customized portfolios.

Pursuant to the Advisory Agreement, the Investment Adviser, subject to the supervision of the Fund and the Board of Directors, is responsible for managing the Fund’s investments, including the purchase, retention and disposition of assets. The Advisory Agreement provides that the Investment Adviser shall not be liable for any loss suffered by the Fund or its shareholders, except by reason of it own willful misfeasance, bad faith or negligence or from its reckless disregard of its duties under the Advisory Agreement.  The Advisory Agreement is terminable by the Fund at any time, without penalty, either by action of the Board of Directors or upon a vote of the holders of a majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Investment Adviser.  The Advisory Agreement is also terminable by the Investment Adviser with 90 days’ prior written notice to the Fund, and will terminate automatically in the event of its “assignment,” as defined in the 1940 Act, including in the event of a change of control or sale of the Investment Adviser.

The Advisory Agreement for the Fund was approved initially at a meeting of the Board of Directors held on February 14, 2008.  The Advisory Agreement was unanimously approved by a vote of the Board of Directors, including the unanimous approval of a majority of the directors who were not parties to the contract or interested persons so such parties (the “Independent Directors”), cast in person at the board meeting.  The Advisory Agreement was also approved on February 14, 2008 by the vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. The Advisory Agreement continues in force until February 14, 2010, and may be continued from year to year thereafter only as long as such continuance is approved annually by (a) by a vote of a majority of the Board of Directors, including a majority of the Independent Directors; or (b) by the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

In its initial consideration of the reasonableness of the Advisory Agreement, the Board of Directors participated in an informational meeting on February 13, 2008 in which employees of the Investment Adviser provided presentations to the Board of Directors and responded to questions.  Also at that informational meeting, the Board of Directors reviewed and discussed extensively the detailed materials from the Investment Adviser that were sent to the Board of Directors in advance of their February 14, 2008 meeting.  These materials and presentations contained information regarding, among other things: (i) the nature, extent and quality of the advisory services to be provided; (ii) the anticipated profitability to the Investment Adviser from its relationship with the Fund and the potential “fall-out” or ancillary benefits to its affiliates stemming from the relationship of the Advisor with the Fund; (iii) the proposed advisory fees and the extent to which economies of scale would likely be realized as Fund assets increase; (iv) the anticipated overall expense ratio of the Fund; (v) comparative fee and expense data; and (vi) additional factors including the proposed investment objective and strategies of the Fund, the current climate of the financial services industry, risks assumed by the Investment Adviser in managing the Fund’s investments, and the effect of the current volatility of financial markets on the Investment Adviser’s projected revenue.

The Board of Directors reviewed and discussed these various factors, none of which alone was considered dispositive.  In reaching its determination to approve the Advisory Agreement, however, the Board of Directors relied primarily on the material factors discussed below, which the Board of Directors considered in light of the presentations and the materials presented prior to the meeting.  Because the Fund had not yet commenced operations, the Board of Directors did not consider the performance of the Fund at that time.

Nature, Extent and Quality of Services Provided

With the Fund’s investment objective and principal investment strategies in mind, the Board of Directors reviewed data regarding the Investment Adviser’s personnel and investment operations, including: the education, experience and number of the Investment Adviser’s investment personnel; the Investment Adviser’s ability to attract and retain capable research, advisory and administrative personnel; the adequacy and sophistication of the Investment Adviser’s technology and systems with respect to investment and administrative matters; and the estimated time and attention of the Investment Adviser’s investment personnel to be devoted to the Fund.

The Board of Directors considered the specific services to be provided to the Fund under the Advisory Agreement, including the responsibilities associated with making day-to-day investment decisions for the Fund and observing the policies and restrictions established for the Fund, as well as complying with applicable securities laws and regulations.  The Board of Directors reviewed the services that the Investment Adviser would provide the Fund, in addition to managing the Fund’s investments, including voting the proxies of securities held as Fund assets (if any), maintaining certain books and records, supervising the pricing of the Fund’s portfolio and calculation of net asset value, managing the Fund’s relationships with third parties, including its custodian, and providing such periodic and special reports, balance sheets or financial information as the Fund might reasonably request.

The Board of Directors compared the past performance of the Investment Adviser in managing other accounts with similar investment objectives to the Fund, and discussed the potential for conflicts of interest between the Fund and the Investment Adviser.  In addition, the Board of Directors reviewed the Investment Adviser’s brokerage and portfolio transaction practices, including best execution and allocation of brokerage for research products and services (i.e., the use of “soft dollars”).

The Board of Directors concluded that the nature, extent and quality of the services the Investment Adviser would provide to the Fund would be appropriate and consistent with the terms of the Advisory Agreement.  They also concluded that the Investment Adviser had sufficient personnel, with appropriate education and experience, to serve the Fund effectively and that the Investment Adviser had demonstrated a continuing ability to attract and retain well qualified personnel.

Profitability to the Investment Adviser, Cost of Services and Economies of Scale

Because the Fund had not yet commenced operations at the time of the February 14, 2008 meeting, the Board of Directors did not address the profitability of the Investment Adviser in direct relation to the Fund.  The Board of Directors did, however, consider the financial condition and stability of the Investment Adviser.  The Board of Directors discussed compensation of the Investment Adviser’s personnel and the potential “fall-out” benefits to be gained by the Investment Adviser or its affiliates from the proposed relationship with the Fund.

The Board of Directors reviewed the proposed advisory fee structure for the Fund, in light of the services to be furnished the Fund by the Investment Adviser pursuant to the Advisory Agreement, and in relation to the fees charged to other investment companies for the provision of similar services, especially those with similar investment objectives and strategies.  The Board of Directors’ also considered: the Investment Adviser’s method of computing fees; recognition of economies of scale as reflected in basic fees and breakpoints related to asset growth; and the frequency of the payment of fees.  The Board of Directors scrutinized the actual fee schedule established in the Advisory Agreement, which provides that the Fund will pay the Investment Adviser a monthly fee, based on a reduction at breakpoints as assets increase, at an annual rate equal to a maximum of 0.05% (and a minimum of 0.01%) of the average daily value of the Fund’s assets managed by the Investment Adviser during each month for the services and facilities provided.

The Board of Directors also considered the overall estimated expense ratio of the Fund, discussing, among other factors: the effect of advisory and other fees on the Fund’s total expenses; the Fund’s expenses and expense ratios as compared with those of other investment companies, particularly those with similar investment objectives and strategies, taking into account comparability factors such as size and account-level charges; expenses incurred by the Investment Adviser in managing the Fund; and fees paid by the Fund to service providers other than the Investment Adviser, including the Fund’s custodian, transfer agent and administrative agent.

Upon conclusion, the Board of Directors determined that the fees and to be paid by the Fund were fair and reasonable, particularly taking into account the quality of services expected to be provided by the Investment Adviser.  They noted that the advisory fee schedule for the Fund included sliding scale breakpoints based on growth in asset size, and as such reflected the sharing of economies of scale between the Investment Adviser and the Fund and its shareholders.  The Board of Directors similarly concluded that the overall estimated expense ratio for the Fund was fair and reasonable given the anticipated quality of the Investment Adviser’s services. Accordingly, the Board of Directors, including the Independent Directors, unanimously approved the Advisory Agreement for the Fund on February 14, 2008.

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.  The Fund’s proxy voting records for the period ended June 30 will be available, without charge and upon request, by calling (702) 791-6346 and on the SEC website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q.  Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov.  You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (Exhibit filed herewith).

(a) (3) Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	July 28, 2008

By:	/s/ Simon D. Collier

Name:	Simon D. Collier

Title:	Principal Financial Officer

Date:	July 28, 2008